STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000


Direct Dial: (215) 564-8095

March 5, 1997

FILED via EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

Re:  WESTON PORTFOLIOS (the "Registrant")
     Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 9/13 to the Registration Statement of the Registrant, which was filed with the SEC electronically on February 28, 1997.

Please direct any questions or comments relating to this certification to me or, in my absence, to Steven M. Felsenstein at (215) 564-8074.

                              Very truly yours,


                              Michael V. Farrell
                              Michael V. Farrell, Esquire


cc:  S. M. Felsenstein, Esq.



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